Acquisition of Concepts and Solutions (Schedule of preliminary allocation of fair value of assets and liabilities) (Details) - Concepts and Solutions [Member]	Sep. 04, 2019 USD ($)
Assets
Cash	$ 201,161
Accounts receivable	1,165,954
Inventory	94,360
Property and equipment	20,904
Other assets	2,800
Goodwill and other intangibles	3,760,287
Total Assets	5,245,465
Liabilities
Accounts payable	1,225,734
Accrued interest	783,540
Short-term debt	96,941
Deferred revenue	518,900
Total Liabilities	2,625,115
Net Assets	2,620,350
Consideration
Fair value of anti-dilution clause	235,350
Note payable to seller	900,000
Stock	1,485,000
Total consideration	$ 2,620,350